N-2	May 09, 2023
Cover [Abstract]
Entity Central Index Key	0001780201
Amendment Flag	false
Securities Act File Number	001-41059
Document Type	8-K
Entity Registrant Name	Lulu’s Fashion Lounge Holdings, Inc.
Entity Address, Address Line One	195 Humboldt Avenue
Entity Address, City or Town	Chico
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95928
City Area Code	530
Local Phone Number	343-3545
Entity Emerging Growth Company	true
Entity Ex Transition Period	false